SIGNIFICANT ACCOUNTING POLICIES (Details - Income tax provision) - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Accounting Policies [Abstract]
Expected tax (benefit) at 21%	$ (199,175)	$ (34,746)
Non-deductible expense (non-taxable income) from derivative liability	88,139	(190,247)
Non-deductible amortization of debt discounts	6,659	23,340
Change in valuation allowance	104,377	201,653
Provision for income taxes	$ 0	$ 0